Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Intangible assets	Intangible assets

						$ million
			2020			2019
	Exploration and appraisal expenditure[a]	Other intangibles	Total	Exploration and appraisal expenditure[a]	Other intangibles	Total
Cost
At 1 January	15,306	4,900	20,206	17,053	4,504	21,557
Exchange adjustments	—	138	138	—	2	2
Acquisitions	—	318	318	—	35	35
Additions	703	645	1,348	1,268	457	1,725
Transfers to property, plant and equipment	(605)	—	(605)	(1,885)	—	(1,885)
Reclassified as assets held for sale	—	—	—	(671)	—	(671)
Deletions	(987)	(379)	(1,366)	(459)	(98)	(557)
At 31 December	14,417	5,622	20,039	15,306	4,900	20,206
Amortization
At 1 January	1,215	3,452	4,667	1,064	3,209	4,273
Exchange adjustments	—	93	93	—	4	4
Exploration expenditure written off	9,920	—	9,920	631	—	631
Charge for the year	—	372	372	—	331	331
Impairment losses	156	9	165	2	2	4
Reclassified as assets held for sale	—	—	—	(61)	—	(61)
Deletions	(987)	(284)	(1,271)	(421)	(94)	(515)
At 31 December	10,304	3,642	13,946	1,215	3,452	4,667
Net book amount at 31 December	4,113	1,980	6,093	14,091	1,448	15,539
Net book amount at 1 January	14,091	1,448	15,539	15,989	1,295	17,284
[a] For further information see Intangible assets within Note 1 and Note 8.